As filed with the Securities and Exchange Commission on January 12, 2016
FILE NOS. 33-31894
811-5954

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 96	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 97	☒

THE CHARLES SCHWAB FAMILY OF FUNDS
(Exact Name of Registrant as Specified in Charter)
211 Main Street, San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 648-5300
(Registrant’s Telephone Number, including Area Code)
Marie Chandoha
211 Main Street, San Francisco, California 94105
(Name and Address of Agent for Service)
Copies of communications to:
Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006	John M. Loder, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600	David J. Lekich, Esq. Charles Schwab Investment Management, Inc. 211 Main Street SF211MN-05-491 San Francisco, CA 94105
It is proposed that this filing will become effective (check appropriate box):
□	Immediately upon filing pursuant to paragraph (b)
☒	On January 20, 2016 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	On (date) pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 96 to the Registration Statement of The Charles Schwab Family of Funds (the Registrant) is being filed, pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the 1933 Act), for the sole purpose of delaying, until January 20, 2016, the effectiveness of Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A filed on October 30, 2015 pursuant to paragraph (a) of Rule 485 of the 1933 Act (Accession Number: 0001193125-15-359859) (referred to herein as PEA No. 94).
This Post-Effective Amendment incorporates by reference the information contained in Parts A and B of PEA No. 94 and Part C of Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A filed on January 12, 2016 pursuant to Rule 462(d) of the 1933 Act.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 96 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 12th day of January, 2016.
THE CHARLES SCHWAB FAMILY OF FUNDS
Registrant

Marie A. Chandoha*
Marie A. Chandoha, President and Chief Executive Officer
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 12th day of January, 2016.
Signature	Title
Walter W. Bettinger II* Walter W. Bettinger II	Chairman and Trustee
Marie A. Chandoha* Marie A. Chandoha	Trustee, President and Chief Executive Officer
Joseph R. Martinetto* Joseph R. Martinetto	Trustee
Robert W. Burns* Robert W. Burns	Trustee
John F. Cogan* John F. Cogan	Trustee
Stephen Timothy Kochis* Stephen Timothy Kochis	Trustee
David L. Mahoney* David L. Mahoney	Trustee
Kimberly S. Patmore* Kimberly S. Patmore	Trustee
Charles A. Ruffel* Charles A. Ruffel	Trustee
Gerald B. Smith* Gerald B. Smith	Trustee
Joseph H. Wender* Joseph H. Wender	Trustee
Mark D. Fischer* Mark D. Fischer	Treasurer and Chief Financial Officer

*By:	/s/ Douglas P. Dick Douglas P. Dick, Attorney-in-Fact Pursuant to Power of Attorney